Average Annual Total Returns		12 Months Ended	32 Months Ended	43 Months Ended	50 Months Ended	57 Months Ended	60 Months Ended	92 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
USCF Midstream Energy Income Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%				14.09%
USCF Midstream Energy Income Fund | Alerian Midstream Energy Select Total Return IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.58%				21.29%
USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.58%				21.83%
Performance Inception Date		Mar. 23, 2021
USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.37%				19.52%
USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.68%				16.63%
USCF Dividend Income Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		16.68%
USCF Dividend Income Fund | S&P 500 Value Total Return IndexSM
Prospectus [Line Items]
Average Annual Return, Percent		13.19%		12.33%
USCF Dividend Income Fund | USCF Dividend Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		13.85%		10.93%
USCF Dividend Income Fund | USCF Dividend Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.56%		9.46%
USCF Dividend Income Fund | USCF Dividend Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.09%		7.89%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%					14.42%	15.12%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | SummerHaven Dynamic Commodity Index Total ReturnSM
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.75%					20.47%	9.15%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Bloomberg Commodity Index Total ReturnSM
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.77%					10.63%	5.46%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		17.70%					20.07%	8.56%
Performance Inception Date		May 02, 2018
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.02%					14.44%	5.11%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.49%					13.19%	4.96%
USCF Gold Strategy Plus Income Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			11.49%
USCF Gold Strategy Plus Income Fund | Bloomberg Commodity Index Total ReturnSM
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.77%			5.33%
USCF Gold Strategy Plus Income Fund | Bloomberg Gold Subindex Total ReturnSM
Prospectus [Line Items]
Average Annual Return, Percent	[3]	62.46%			22.79%
USCF Gold Strategy Plus Income Fund | USCF Gold Strategy Plus Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		51.35%			19.90%
USCF Gold Strategy Plus Income Fund | USCF Gold Strategy Plus Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		38.16%			15.19%
USCF Gold Strategy Plus Income Fund | USCF Gold Strategy Plus Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		30.52%			13.61%
USCF Energy Commodity Strategy Absolute Return Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	23.03%
USCF Energy Commodity Strategy Absolute Return Fund | Bloomberg Commodity Index Total ReturnSM
Prospectus [Line Items]
Average Annual Return, Percent	[4]	15.77%	8.00%
USCF Energy Commodity Strategy Absolute Return Fund | Bloomberg Energy Subindex Total ReturnSM
Prospectus [Line Items]
Average Annual Return, Percent	[4]	(10.41%)	(1.26%)
USCF Energy Commodity Strategy Absolute Return Fund | USCF Energy Commodity Strategy Absolute Return Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(14.85%)	5.19%
USCF Energy Commodity Strategy Absolute Return Fund | USCF Energy Commodity Strategy Absolute Return Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(15.88%)	(0.64%)
USCF Energy Commodity Strategy Absolute Return Fund | USCF Energy Commodity Strategy Absolute Return Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(8.79%)	1.86%

[1]	Reflects no deductions for fees, expenses or taxes.
[2]	Reflects no deductions for fees, expenses or taxes.
[3]	Reflects no deductions for fees, expenses or taxes.
[4]	Reflects no deductions for fees, expenses or taxes.